Unaudited Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	€ 13,018	€ 14,113
Non-current assets	13,018	14,113
Cash and cash equivalents	106,883	149,408
Prepayments and other receivables	3,872	3,747
Other taxes	576	690
Current assets	111,331	153,845
Total assets	124,349	167,958
Equity
Equity attributable to owners of the Company	57,071	88,560
Total equity	57,071	88,560
Liabilities
Lease liabilities	10,017	11,067
Deferred income	24,125	29,429
Non-current liabilities	34,142	40,496
Borrowings	4,800	4,582
Lease liabilities	1,674	1,567
Derivative financial instruments	292	468
Trade payables	305	16
Social securities and other taxes	121	1,478
Deferred income	17,394	21,942
Other current liabilities	8,550	8,849
Current liabilities	33,136	38,902
Total liabilities	67,278	79,398
Total equity and liabilities	€ 124,349	€ 167,958